John Hancock Sector Funds
                 Supplement to the Prospectus dated May 1, 2000

John Hancock Health Sciences Fund

On page 6, the "Portfolio Manager" section for the John Hancock Health Sciences Fund has been changed as follows:

         PORTFOLIO MANAGER

         Linda I. Miller, CFA

         Vice president of adviser
         Joined fund team in 1995
         Joined adviser in 1995
         Began business career in 1980


John Hancock Technology Fund

On page 12, the "Portfolio Managers" section for the John Hancock Technology Fund has been changed as follows:

         SUBADVISER

         American Fund Advisors, Inc.
         ----------------------------
         Responsible for day-to-day investment management
         Founded in 1978
         Supervised by the adviser

         PORTFOLIO MANAGERS

         Barry J. Gordon
         ---------------

         President of subadviser
         Joined fund team in 1983
         Began business career in 1971

         Marc H. Klee, CFA
         -----------------

         Senior vice president of subadviser
         Joined fund team in 1983
         Began business career in 1977

         Alan Loewenstein
         ----------------

         Vice president of subadviser
         Joined fund team 1983
         Began business career in 1979


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